Commitments and Contingencies - Additional Information (Detail) - USD ($)					9 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Sep. 14, 2021	Aug. 21, 2021	Sep. 30, 2022	Dec. 31, 2021
Deferred Underwriting Commissions Noncurrent	$ 8,050,000					$ 8,050,000
Shares, Issued			1
Stock Issued During Period, Value, New Issues						$ 20,025
Stock Conversion Basis			one-half of one Public Warrant
Payment Of Underwriting Discount			$ 2,335,058
Forward Purchase Agreement [Member]
Number of Securities Called by Each Warrant or Right				2,500,000
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Deferred Underwriting Commission Per Unit | $ / shares		$ 0.35			$ 0.35
Deferred Underwriting Commissions Noncurrent					$ 8,050,000
Stock Issued During Period, Shares, New Issues		3,000,000			3,000,000
Option vesting period	45 days				45 days
Payment Of Underwriting Discount		$ 2,335,058			$ 2,335,058
Common Class A [Member]
Stock Issued During Period, Shares, New Issues				5,000,000
Shares, Issued				1
Shares Issued, Price Per Share				$ 11.5
Stock Issued During Period, Value, New Issues				$ 50,000,000
Share Price				$ 10
Stock Conversion Basis				one-half of one warrant